Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Other assets-Other:
Securities received as collateral	¥ 47,739		¥ 92,743
Goodwill and other intangible assets	115,661		160,227
Deferred tax assets	145,602		201,244
Investments in equity securities for other than operating purposes	71,813	[1]	113,006	[1]
Other	221,344		907,903	[2]
Other assets-Other, Total	602,159		1,475,123
Other liabilities:
Obligation to return securities received as collateral	47,739		92,743
Accrued income taxes	56,353		16,169
Other accrued expenses and provisions	402,192		378,957
Other	471,879	[3]	678,032	[3]
Other liabilities, Total	¥ 978,163		¥ 1,165,901

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \58,460 million and \54,546 million respectively, as of March 31, 2012, and \50,930 million and \20,883 million respectively, as of March 31, 2013. These securities are carried at fair value, with changes in fair value recognized within Revenue-other in the consolidated statements of income.
[2]	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell. For the year ended March 31, 2013, Nomura recognized losses of \32,019 million within Non-interest expenses-Other for real estate classified as held for sale were fair value less cost to sell is lower than net book value. As a result, Net income attributable to NHI shareholders for the year ended March 31, 2013 decreased by \4,241 million.
[3]	Includes liabilities relating to the investment contracts which were underwritten by Nomura's insurance subsidiary. As of March 31, 2012 and 2013, carrying values were \292,120 million and \281,864 million, respectively, and estimated fair values were \294,242 million and \285,914 million, respectively. Fair value is estimated by discounting future cash flows and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.